Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Fair Value Measurements

6. Fair Value Measurements

The following tables present the Company’s fair value hierarchy for financial assets and liabilities measured as of September 30, 2021 and December 31, 2020 ($ in millions):

	September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debt securities	$—	$587.1	$—	$587.1
U.S. Government obligations	—	109.9	—	109.9
Municipal securities	—	0.6	—	0.6
Fixed maturities	—	$697.6	—	$697.6
Short term investments	—	107.5	—	107.5
Total	$—	$805.1	$—	$805.1

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debt securities	$—	$—	$—	$—
U.S. Government obligations	—	6.6	—	6.6
Municipal securities	—	—	—	—
Fixed maturities	—	6.6	—	6.6
Short term investments	—	—	—	—
Total	$—	$6.6	$—	$6.6

The fair value of all our different classes of Level 2 fixed maturities and short-term investments are estimated by using quoted prices from a third-party valuation service provider to gather, analyze and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual instruments.

There were no transfers between Level 1, Level 2, or Level 3 during September 30, 2021 and December 31, 2020, respectively.

6. Fair Value Measurements

The following tables present the Company’s fair value hierarchy for financial assets and liabilities measured as of December 31, 2020 and 2019 ($ in millions):

	Fair Value Measurements as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government obligations	$—	$6.6	$—	$6.6
Total	$—	$6.6	$—	$6.6

	Fair Value Measurements as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government obligations	$—	$5.9	$—	$5.9
Total	$—	$5.9	$—	$5.9